REVENUE - Schedule of Remaining Performance Obligations (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Mar. 31, 2024
Revenue from Contract with Customer [Abstract]
Remaining Performance Obligation, Current		$ 90,546
Remaining Performance Obligation, Noncurrent		40,895
Revenue, Remaining Performance Obligation, Amount	$ 122,430	$ 131,441
Revenue, Remaining Performance Obligation, Current	82,813
Revenue, Remaining Performance Obligation, Noncurrent	$ 39,617